Recurring Fair Value Measurements - Schedule of Fair Value Hierarchy the Company's Liabilities that were Accounted for at Fair Value on a Recurring Basis (Detail) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Level 3 [Member] | Private placement warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding	$ 1,994,667	$ 3,285,333